Land use rights, net	12 Months Ended
Dec. 31, 2021
Land use rights, net
Land use rights, net
7.	Land use rights, net

	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	6,511,497	7,186,567
Less: accumulated amortization	(393,697)	(519,394)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	6,062,792	6,612,165

The expiry dates of the land use rights range from the years 2049 to 2070.

Amortization expenses charged were RMB
104.4
 million, RMB
132.7

mill
i
on
and RMB
150.5
million
for the years ended December
31
,
2019
,
2020
and
2021
, respectively. The Group expects to record amortization expense of RMB
163.7
million
for each of the year ending December
31
,
2022
,
2023
,
2024
,
2025
and
2026
.
An impairment loss of RMB55.0

million was recorded in general and administrative expenses on the consolidated statements of income and comprehensive income for the year ended December 31, 2019 relating to the transit warehouses impairment discussed in Note 6. There is no impairment on land use rights further recognized for the year ended December 31, 2020 and 2021.